Guarantees and Commitments (Details 3) (USD $)	3 Months Ended			6 Months Ended		102 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Guarantees
Residential mortgage loans sold						$ 160,300,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	1,249,000,000	743,000,000		743,000,000
New claims	281,000,000	554,000,000		835,000,000
Claims settled through repurchases	(5,000,000)	(3,000,000)		(8,000,000)
Other settlements	(9,000,000)	(4,000,000)		(13,000,000)
Total claims settled	(14,000,000)	(7,000,000)		(21,000,000)
Claims rescinded	(2,000,000)	(29,000,000)		(31,000,000)
Transfers to/from arbitration and litigation, net	(144,000,000)	(12,000,000)		(156,000,000)
Balance at end of period	1,370,000,000	1,249,000,000		1,370,000,000		1,370,000,000
Repurchase price at the time of settlement	(6,000,000)	(3,000,000)		(9,000,000)
Other settlements, settlement value	(7,000,000)	(3,000,000)		(10,000,000)
Provisions for outstanding repurchase claims
Balance at beginning of period	49,000,000	59,000,000		59,000,000
Increase/(decrease) in provisions, net	20,000,000	(4,000,000)		16,000,000
Realized losses	(13,000,000)	(6,000,000)	0	(19,000,000)	(3,000,000)
Balance at end of period	56,000,000	49,000,000		56,000,000		56,000,000
Government-sponsored enterprises
Guarantees
Residential mortgage loans sold						8,200,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	50,000,000	68,000,000		68,000,000
New claims	25,000,000	11,000,000		36,000,000
Claims settled through repurchases	(2,000,000)	(1,000,000)		(3,000,000)
Other settlements	(2,000,000)	(2,000,000)		(4,000,000)
Total claims settled	(4,000,000)	(3,000,000)		(7,000,000)
Claims rescinded	0	(26,000,000)		(26,000,000)
Transfers to/from arbitration and litigation, net	0	0		0
Balance at end of period	71,000,000	50,000,000		71,000,000		71,000,000
Private investors, primarily banks
Guarantees
Residential mortgage loans sold						22,400,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	437,000,000	432,000,000		432,000,000
New claims	14,000,000	8,000,000		22,000,000
Claims settled through repurchases	0	0		0
Other settlements	(1,000,000)	0		(1,000,000)
Total claims settled	(1,000,000)	0		(1,000,000)
Claims rescinded	(2,000,000)	(3,000,000)		(5,000,000)
Transfers to/from arbitration and litigation, net	0	0		0
Balance at end of period	448,000,000	437,000,000		448,000,000		448,000,000
Non-agency securitizations
Guarantees
Residential mortgage loans sold						129,700,000,000
Residential mortgage loans sold in non-agency securitizations that are still outstanding as of balance sheet date	29,600,000,000			29,600,000,000		29,600,000,000
Borrower payments on mortgage loans sold						83,700,000,000
Loan defaults on mortgage loans sold						16,400,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	762,000,000	243,000,000		243,000,000
New claims	242,000,000	535,000,000		777,000,000
Claims settled through repurchases	(3,000,000)	(2,000,000)		(5,000,000)
Other settlements	(6,000,000)	(2,000,000)		(8,000,000)
Total claims settled	(9,000,000)	(4,000,000)		(13,000,000)
Claims rescinded	0	0		0
Transfers to/from arbitration and litigation, net	(144,000,000)	(12,000,000)		(156,000,000)
Balance at end of period	$ 851,000,000	$ 762,000,000		$ 851,000,000		$ 851,000,000